General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Breakdown of General and Administrative Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Personnel (Note 5)	(7,503,343)	(5,775,619)	(13,750,840)	(10,804,858)
Professional fees	(3,281,897)	(1,686,774)	(6,855,363)	(4,290,920)
Insurance, facilities and office	(1,705,557)	(1,389,322)	(3,025,469)	(2,740,083)
Accounting, tax and auditing fees	(541,938)	(743,906)	(1,121,973)	(1,361,229)
Travel	(469,521)	(274,070)	(726,558)	(599,201)
Consulting	—	(28,497)	—	(76,065)
Other	(2,285,863)	(867,001)	(4,418,755)	(2,164,751)
	(15,788,119)	(10,765,189)	(29,898,958)	(22,037,107)